Income Tax - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax expense [line Items]
Statutory income tax rate				31.90%	24.90%	38.20%
Increase (decrease) in composite tax rate				7.00%	(13.30%)
United States [member]
Disclosure of income tax expense [line Items]
Statutory income tax rate			27.00%	40.00%	40.00%	40.00%
France [member]
Disclosure of income tax expense [line Items]
Statutory income tax rate	25.82%	28.92%		39.20%	34.43%	38.00%
Germany [member]
Disclosure of income tax expense [line Items]
Statutory income tax rate				29.00%	29.00%	29.00%
Netherlands [member]
Disclosure of income tax expense [line Items]
Statutory income tax rate				25.00%	25.00%	25.00%
Czech Republic [member]
Disclosure of income tax expense [line Items]
Statutory income tax rate				19.00%	19.00%	19.00%